Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Capital Appreciation Portfolio
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ................ 3,623 $ 5,170,492
Automobiles — 1.4%
Ferrari NV ........................ 7,195 3,382,441
Broadline Retail — 9.0%
Amazon.com, Inc.
(a)
.................. 118,223 22,028,492
Capital Markets — 3.6%
Blackstone, Inc. , Class A ............... 19,720 3,019,724
MSCI, Inc. ........................ 2,942 1,714,980
S&P Global, Inc. .................... 8,181 4,226,468
8,961,172
Chemicals — 1.5%
Sherwin-Williams Co. (The) ............. 9,897 3,777,388
Commercial Services & Supplies — 2.1%
Copart, Inc.
(a)
...................... 58,670 3,074,308
Waste Connections, Inc. ............... 11,018 1,970,239
5,044,547
Electrical Equipment — 1.4%
Vertiv Holdings Co. , Class A ............ 33,714 3,354,206
Entertainment — 2.7%
Netflix, Inc.
(a)
....................... 9,502 6,739,484
Financial Services — 5.2%
Mastercard, Inc. , Class A ............... 7,701 3,802,754
Visa, Inc. , Class A ................... 32,473 8,928,451
12,731,205
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc. .......... 8,276 1,643,945
Health Care Equipment & Supplies — 4.9%
(a)
Align Technology, Inc. ................. 10,499 2,670,106
Boston Scientific Corp. ................ 20,096 1,684,045
IDEXX Laboratories, Inc. ............... 4,821 2,435,665
Intuitive Surgical, Inc. ................. 10,919 5,364,177
12,153,993
Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc.
(a)
............ 33,278 1,917,478
Interactive Media & Services — 9.4%
Alphabet, Inc. , Class A ................ 50,380 8,355,523
Meta Platforms, Inc. , Class A ............ 25,601 14,655,036
23,010,559
IT Services — 0.7%
Shopify, Inc. , Class A
(a)
................ 22,632 1,813,728
Life Sciences Tools & Services — 1.2%
Danaher Corp. ..................... 10,952 3,044,875
Pharmaceuticals — 3.6%
Eli Lilly & Co. ...................... 9,884 8,756,631
Real Estate Management & Development — 1.3%
CoStar Group, Inc.
(a)
.................. 40,834 3,080,517
Semiconductors & Semiconductor Equipment — 21.8%
ASML Holding NV (Registered), NYRS , ADR . 8,796 7,329,267
Broadcom, Inc. ..................... 62,871 10,845,247
KLA Corp. ......................... 3,985 3,086,024
NVIDIA Corp. ...................... 264,800 32,157,312
53,417,850
Security
Shares
Shares Value
Software — 17.2%
Cadence Design Systems, Inc.
(a)
......... 20,335 $ 5,511,395
Intuit, Inc. ......................... 11,044 6,858,324
Microsoft Corp. ..................... 53,042 22,823,973
Roper Technologies, Inc. ............... 5,073 2,822,820
Synopsys, Inc.
(a)
.................... 8,533 4,321,026
42,337,538
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. ........................ 86,475 20,148,675
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE ..... 1,420 1,088,964
Total Common Stocks — 99 .2%
(Cost: $ 127,356,500 ) .............................. 243,604,180
Preferred Securities
Preferred Stocks — 0.7%
IT Services — 0.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
............... 10,263 1,745,121
Total Preferred Securities — 0 .7%
(Cost: $ 1,124,560 ) ............................... 1,745,121
Total Long-Term Investments — 99.9%
(Cost: $ 128,481,060 ) .............................. 245,349,301
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(d) (e)
.................. 486,924 486,924
Total Short-Term Securities — 0 .2%
(Cost: $ 486,924 ) ................................. 486,924
Total Investments — 100 .1%
(Cost: $ 128,967,984 ) .............................. 245,836,225
Liabilities in Excess of Other Assets — (0.1) % ............. (314,600)
Net Assets — 100.0% ...............................
$ 245,521,625

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation Portfolio
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,745,121, representing 0.71% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (1,834)
(b)
$ 1,834 $ — $ — — $ 6,560
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 316,443 170,481
(b)
— — — 486,924 486,924 12,462 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 13,577,219 — (13,576,130)
(b)
(1,403) 314 — — 12,902
(c)
—
$ 431 $ 314 $ 486,924 $ 31,924 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation Portfolio
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,170,492 $ — $ — $ 5,170,492
Automobiles .......................................... 3,382,441 — — 3,382,441
Broadline Retail ........................................ 22,028,492 — — 22,028,492
Capital Markets ........................................ 8,961,172 — — 8,961,172
Chemicals ............................................ 3,777,388 — — 3,777,388
Commercial Services & Supplies ............................. 5,044,547 — — 5,044,547
Electrical Equipment ..................................... 3,354,206 — — 3,354,206
Entertainment ......................................... 6,739,484 — — 6,739,484
Financial Services ...................................... 12,731,205 — — 12,731,205
Ground Transportation ................................... 1,643,945 — — 1,643,945
Health Care Equipment & Supplies ........................... 12,153,993 — — 12,153,993
Hotels, Restaurants & Leisure .............................. 1,917,478 — — 1,917,478
Interactive Media & Services ............................... 23,010,559 — — 23,010,559
IT Services ........................................... 1,813,728 — — 1,813,728
Life Sciences Tools & Services .............................. 3,044,875 — — 3,044,875
Pharmaceuticals ....................................... 8,756,631 — — 8,756,631
Real Estate Management & Development ....................... 3,080,517 — — 3,080,517
Semiconductors & Semiconductor Equipment .................... 53,417,850 — — 53,417,850
Software ............................................. 42,337,538 — — 42,337,538
Technology Hardware, Storage & Peripherals .................... 20,148,675 — — 20,148,675
Textiles, Apparel & Luxury Goods ............................ — 1,088,964 — 1,088,964
Preferred Securities ....................................... — — 1,745,121 1,745,121
Short-Term Securities
Money Market Funds ...................................... 486,924 — — 486,924
$ 243,002,140 $ 1,088,964 $ 1,745,121 $ 245,836,225
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
NYRS New York Registered Shares